Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Charter-in contracts
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term	5 years 1 month 4 days
Operating lease liabilities	$ 301,610
Charter-in contracts | Minimum
Property Subject To Or Available For Operating Lease [Line Items]
Remaining lease term	1 month 5 days
Charter-in contracts | Maximum
Property Subject To Or Available For Operating Lease [Line Items]
Remaining lease term	10 years
Land Leases
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term	45 years 9 months 7 days
Operating lease liabilities	$ 7,769
Land Leases | Minimum
Property Subject To Or Available For Operating Lease [Line Items]
Remaining lease term	45 years 7 months 29 days
Land Leases | Maximum
Property Subject To Or Available For Operating Lease [Line Items]
Remaining lease term	46 years 24 days
Office lease agreements
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease term	1 year 9 months 18 days
Operating lease liabilities	$ 861
Office lease agreements | Minimum
Property Subject To Or Available For Operating Lease [Line Items]
Remaining lease term	1 month 5 days
Office lease agreements | Maximum
Property Subject To Or Available For Operating Lease [Line Items]
Remaining lease term	3 years 3 months 16 days
New leases
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease liabilities	$ 43,516	$ 18,110